Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Basis of presentation and summary of significant accounting policies
a.	Basis of presentation and summary of significant accounting policies:

The accompanying interim consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States and are consistent in all material respects with those applied in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025, filed with the Securities and Exchange Commission on February 25, 2026.

The preparation of interim consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and judgments that affect the amounts reported in the interim consolidated financial statements and accompanying notes. Significant items subject to such estimates and assumptions, but are not limited to, the fair value of financial assets and liabilities, the useful lives of property and equipment and the determination of the fair value of the Company’s share-based compensation. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

The interim financial information is unaudited, but reflects all normal recurring adjustments that are, in the opinion of management, necessary to fairly present the information set forth herein. The interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025 (the “2025 Consolidated Financial Statements”). Interim results are not necessarily indicative of the results for a full year.

There have been no material changes in the Company’s significant accounting policies as compared to the significant accounting policies described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025.

Basic and diluted loss per share
b.	Basic and diluted loss per share:

The Company’s basic loss per share is calculated by dividing the loss attributable to Ordinary shareholders by the weighted-average number of shares of Ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted loss per share is the same as basic loss per share in periods when the effects of potentially dilutive shares of Ordinary shares are anti-dilutive.

Recently issued accounting pronouncements not yet adopted
c.	Recently issued accounting pronouncements not yet adopted:

In December 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-11, Interim Reporting (Topic 270) - Narrow-Scope Improvements. The ASU was updated to improve the navigability of the required interim disclosures within “Accounting Standards Codification” (“ASC”) No. 270 and to clarify when the guidance applies. This ASU is not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. The amendments in this ASU are required to be adopted for interim reporting periods beginning after December 15, 2027, with early adoption permitted, and may be applied either through a prospective or retrospective approach. The Company is currently evaluating the effect of adopting the ASU on its condensed consolidated financial statement disclosures.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The update provides recognition, measurement, presentation, and disclosure requirements for government grants, including guidance for grants related to an asset and grants related to income. The amendments introduced two permitted approaches for asset-related grants: a deferred income approach or a cost accumulation approach. The guidance is effective for the Company beginning January 1, 2029, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statement.